Share-based Compensation - Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Nonvested Restricted Stock Units Activity [Line Items]
Shares outstanding beginning (in shares) | shares
Shares granted (in shares) | shares	10,713
Shares forfeited (in shares) | shares
Shares outstanding ending (in shares) | shares	10,713
Shares outstanding beginning (in dollars per share) | $ / shares
Shares granted (in dollars per share) | $ / shares	14
Shares forfeited (in dollars per share) | $ / shares
Shares outstanding ending (in dollars per share) | $ / shares	$ 14